Annual Total Returns ((PIMCO All Asset Portfolio - Advisor/M Classes), (PIMCO All Asset Portfolio), Advisor Class)	0 Months Ended
May 02, 2013
(PIMCO All Asset Portfolio - Advisor/M Classes) | (PIMCO All Asset Portfolio) | Advisor Class
Bar Chart Table:
Annual Return 2005	6.03%
Annual Return 2006	4.56%
Annual Return 2007	8.19%
Annual Return 2008	(15.91%)
Annual Return 2009	21.43%
Annual Return 2010	13.00%
Annual Return 2011	1.92%
Annual Return 2012	14.81%